Taxation - Summary of Composition of Income Tax Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses	¥ 22,297	¥ 18,014	¥ 24,731
Deferred income tax expenses (benefit)	(92,077)	18,796
Income tax expenses (benefit)	¥ (69,780)	¥ 36,810	¥ 24,731